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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended 09-30-10

If amended report check here:      | |                    Amendment Number:____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Capital Counsel LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

527 Madison Avenue, 19th Fl.             New York            NY	10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-05779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Terence Greene                  Member & Secretary                  212-350-4520
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


						Terence S. Greene
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

						New York, NY  11-19-10
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $955352
                                         (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             COM              88579Y101     2436    28096 SH       Sole                    28096
AMGEN                          COM              031162100      591    10722 SH       Sole                    10722
APPLE COMPUTER                 COM              037833100      567     2000 SH       Sole                     2000
ATS CORP                       COM              00211E104      173    60862 SH       Sole                    60862
AUTOMATIC DATA PROCESSING      COM              053015103    54727  1302094 SH       Sole                  1302094
BAKER HUGHES                   COM              057224107      646    15156 SH       Sole                    15156
BERKSHIRE HATHAWAY CL A        COM              084670108     2116       17 SH       Sole                       17
BERKSHIRE HATHAWAY INC         COM              084670702      318     3850 SH       Sole                     3850
C H ROBINSON WORLDWIDE         COM              12541W209    82574  1180976 SH       Sole                  1180976
CENOVUS ENERGY INC             COM              15135U109    29265  1017195 SH       Sole                  1017195
CISCO SYS                      COM              17275R102      386    17622 SH       Sole                    17622
CME GROUP                      COM              12572Q105    56957   218685 SH       Sole                   218685
COCA COLA                      COM              191216100     5074    86698 SH       Sole                    86698
DANAHER                        COM              235851102     1982    48796 SH       Sole                    48796
DISNEY WALT                    COM              254687106      264     7970 SH       Sole                     7970
DONALDSON                      COM              257651109    51951  1102300 SH       Sole                  1102300
ECOSPHERE TECHNOLOGIES INC     COM              27922x105       50   100000 SH       Sole                   100000
ENCANA                         COM              292505104    38643  1278308 SH       Sole                  1278308
EXPRESS SCRIPTS                COM              302182100   100562  2064921 SH       Sole                  2064921
EXXON MOBIL                    COM              30231G102    42563   688837 SH       Sole                   688837
GEN-PROBE INC                  COM              36866T103    35590   734420 SH       Sole                   734420
GENERAL ELECTRIC               COM              369604103      588    36200 SH       Sole                    36200
GENERAL MILLS                  COM              370334104      336     9200 SH       Sole                     9200
GILEAD SCIENCES                COM              375558103     1513    42500 SH       Sole                    42500
GLOBAL PAYMENTS INC            COM              37940X102    30940   721377 SH       Sole                   721377
HUBBELL CLASS B                COM              443510201      468     9222 SH       Sole                     9222
IDEXX LABS                     COM              45168d104    23076   373880 SH       Sole                   373880
INTEL                          COM              458140100    47615  2479961 SH       Sole                  2479961
INTL BUSINESS MACHINES         COM              459200101     1691    12603 SH       Sole                    12603
JOHNSON & JOHNSON              COM              478160104     5582    90084 SH       Sole                    90084
LATTICE INC                    COM              518414107        1    10500 SH       Sole                    10500
LEUCADIA NATIONAL              COM              527288104      484    20500 SH       Sole                    20500
MAXIM INTERGRATED PRODS        COM              57772K101      363    19602 SH       Sole                    19602
MERCK & CO INC NEW             COM              58933Y105     9652   262207 SH       Sole                   262207
METTLER - TOLEDO INTL          COM              592688105    51472   413631 SH       Sole                   413631
MICROSOFT                      COM              594918104      256    10450 SH       Sole                    10450
ORACLE                         COM              68389x105      282    10500 SH       Sole                    10500
PATTERSON COMPANIES            COM              703395103    28777  1004416 SH       Sole                  1004416
PEPSICO                        COM              713448108    25955   390654 SH       Sole                   390654
PFIZER                         COM              717081103      759    44231 SH       Sole                    44231
PLANTRONICS NEW                COM              727493108      203     6000 SH       Sole                     6000
PROCTER & GAMBLE               COM              742718109      900    15000 SH       Sole                    15000
SCHLUMBERGER LTD               COM              806857108      505     8190 SH       Sole                     8190
SGS SA                         COM              482477007     6543     4025 SH       Sole                     4025
STATE STREET                   COM              857477103      557    14800 SH       Sole                    14800
STREETTRACKS GOLD TR           COM              78463v107      299     2335 SH       Sole                     2335
STRYKER                        COM              863667101    36090   721082 SH       Sole                   721082
TECHNE CORP                    COM              878377100    36670   594045 SH       Sole                   594045
V F                            COM              918204108      257     3175 SH       Sole                     3175
VARIAN MEDICAL SYSTEMS         COM              92220P105    63021  1041668 SH       Sole                  1041668
VERISK ANALYTICS INC-CL A      COM              92345y106    25923   925490 SH       Sole                   925490
WAL MART STORES                COM              931142103      399     7449 SH       Sole                     7449
WESTERN UNION                  COM              959802109      431    24400 SH       Sole                    24400
WHITING PETE                   COM              966387102      883     9250 SH       Sole                     9250
XILINX                         COM              983919101     1279    48000 SH       Sole                    48000
SSGA CASH MGMT EURO FD GLBL SH                  034113902      372 272158.410SH      Sole               272158.410
ROYAL DUTCH SHELL PLC-ADR A    ADR              780259206      334     5533 SH       Sole                     5533
SAP AKTIENGESELLSCHAFT ADR     ADR              803054204      327     6625 SH       Sole                     6625
SGS SA ADR                     ADR              818800104    43117  2666470 SH       Sole                  2666470
KINDER MORGAN MANAGEMENT LLC                    EKE55U103        0 380984.0000SH     Sole              380984.0000
REPORT SUMMARY                 60 DATA RECORDS              955352            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


